UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       06/30/02

Check here if Amendment [  ] ; Amendment Number:  ___
This Amendment (Check only one.):   [  ]  is a restatement
                                    [  ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:             SC VII Management-A, LLC
Address:          3000 Sand Hill Road
                  Bldg 4, Suite 280
                  Menlo Park, CA  94025

Form 13F File Number:      28-06129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Moritz
Title:   Managing Member
Phone:   (650) 854-3927

Signature, Place, and Date of Signing:

Michael Moritz    Menlo Park, California    08/07/02

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:              9
Form 13F Information Table Value Total:              $182,816
(Thousands)

List of Other Included Managers:

Providea numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                  SC VII MANAGEMENT-A, LLC
                                                 FORM 13F INFORMATION TABLE
                                                       AS OF 06/30/02


                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------       --------------------
LANDACORP                     COMMON     514756105        2,452      2,427,500  SH         SOLE              2,427,500
MEDTRONIC                     COMMON     585055106          703         16,403  SH         SOLE                 16,403
NETSCREEN TECHNOLOGIES        COMMON     64117V107       89,341      9,732,150  SH         SOLE              9,732,150
PIXELWORKS                    COMMON     72581M107       19,705      2,348,640  SH         SOLE              2,348,640
PLUMTREE SOFTWARE             COMMON     72940Q104       32,962      6,592,306  SH         SOLE              6,592,306
REDBACK NETWORKS              COMMON     757209101        5,696      3,182,314  SH         SOLE              3,182,314
SCIENT INC                    COMMON     808649107          168        381,028  SH         SOLE                381,028
TERRA LYCOS                    ADR       88100W103          349         60,310  SH         SOLE                 60,310
VERISITY                     ORDINARY    M97385112       31,440      1,813,166  SH         SOLE              1,813,166

